UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022


13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981


Signature, Place and Date of Signing:


/s/ Michael Bunyaner            New York, New York                  11/14/05
----------------------       --------------------------        -----------------
     [Signature]                  [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:   44

Form 13F Information Table Value Total:  $198,810
                                         (thousands)


List of Other Included Managers:  None



FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7   COLUMN 8

                                 TITLE                         VALUE    SHRS OR  SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP       (X$1000)  PRN AMT  PRN  CALL   DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                   --------         -----       --------  -------  ---  ----   ----------  ----   ----    ------  ----
ARCH COAL INC                    COM              039380100    6,166     80,000  SH          SOLE        NONE     80,000
ACCENTURE LTD BERMUDA            CL A             G1150G111    6,446    245,000  SH          SOLE        NONE    245,000
AGERE SYS INC                    COM              00845V308      104     10,000  SH          SOLE        NONE     10,000
ARBINET THEXCHANGE INC           COM              03875P100      932    148,000  SH          SOLE        NONE    148,000
AMERICAN STD COS INC DEL         COM              029712106      806     21,200  SH          SOLE        NONE     21,200
ALLTEL CORP                      COM              020039103   11,135    180,000  SH          SOLE        NONE    180,000
PEABODY ENERGY CORP              COM              704549104    5,862     75,000  SH          SOLE        NONE     75,000
C-COR INC                        COM              125010108    1,892    355,000  SH          SOLE        NONE    355,000
CANADIAN NAT RES LTD             COM              136385101    3,297     80,000  SH          SOLE        NONE     80,000
CISCO SYS INC                    COM              17275R102    3,808    218,200  SH          SOLE        NONE    218,200
CABLEVISION SYS CORP C           CLA A CABLVS     12686C109    1,116     45,000  SH          SOLE        NONE     45,000
CEMEX S A                        SPON ADR 5 ORD   151290889    4,686     90,000  SH          SOLE        NONE     90,000
E TRADE FINANCIAL CORP           COM              269246104    4,359    235,000  SH          SOLE        NONE    235,000
ETHAN ALLEN INTERIORS INC        COM              297602104    1,015     30,000       PUT    SOLE        NONE     30,000
FIRST DATA CORP                  COM              319963104    3,026     74,800  SH          SOLE        NONE     74,800
FLEXTRONICS INTL LTD             ORD              Y2573F102    3,067    330,800  SH          SOLE        NONE    330,800
FLUOR CORP NEW                   COM              343412102   14,628    230,000  SH          SOLE        NONE    230,000
FEDERAL HOME LN MTG CORP         COM              313400301    3,681     60,000  SH          SOLE        NONE     60,000
SCHEIN HENRY INC                 COM              806407102    4,360    110,000  SH          SOLE        NONE    110,000
KERYX BIOPHARMACEUTICALS INC     COM              492515101    1,012     70,000  SH          SOLE        NONE     70,000
LIFEPOINT HOSPITALS INC          COM              53219L109      391     10,000  SH          SOLE        NONE     10,000
MOHAWK INDS INC                  COM              608190104    2,342     30,000  SH          SOLE        NONE     30,000
MICHAELS STORES INC              COM              594087108    1,072     32,400       PUT    SOLE        NONE     32,400
NATIONAL OILWELL VARCO INC       COM              637071101    8,902    142,500  SH          SOLE        NONE    142,500
NTL INC DEL                      COM              62940M104    5,825     95,000  SH          SOLE        NONE     95,000
NEWS CORP                        CL A             65248E104    5,345    375,100  SH          SOLE        NONE    375,100
OWENS ILL INC                    COM NEW          690768403      952     50,000       CALL   SOLE        NONE     50,000
OWENS ILL INC                    COM NEW          690768403    6,474    340,000  SH          SOLE        NONE    340,000
PRECISION CASTPARTS CORP         COM              740189105    2,842     60,000  SH          SOLE        NONE     60,000
PETSMART INC                     COM              716768106    4,230    180,000  SH          SOLE        NONE    180,000
PLAINS EXPL& PRODTN CO           COM              726505100    2,730     70,000  SH          SOLE        NONE     70,000
SLM CORP                         COM              78442P106   11,106    200,000  SH          SOLE        NONE    200,000
TIFFANY & CO NEW                 COM              886547108    2,364     60,000  SH          SOLE        NONE     60,000
TIFFANY & CO NEW                 COM              886547108    2,364     60,000       PUT    SOLE        NONE     60,000
TIME WARNER INC                  COM              887317105   14,086    790,000  SH          SOLE        NONE    790,000
TYCO INTL LTD NEW                COM              902124106   12,007    455,000  SH          SOLE        NONE    455,000
UNOVA INC                        COM              91529B106    2,015     65,000  SH          SOLE        NONE     65,000
US BANCORP DEL                   COM NEW          902973304    5,058    171,000  SH          SOLE        NONE    171,000
WALTER INDS INC                  COM              93317Q105    5,252    115,000  SH          SOLE        NONE    115,000
WAL MART STORES INC              COM              931142103    7,097    150,000       CALL   SOLE        NONE    150,000
WAL MART STORES INC              COM              931142103    3,312     70,000  SH          SOLE        NONE     70,000
DENTSPLY INTL INC NEW            COM              249030107    1,759     31,900  SH          SOLE        NONE     31,900
XEROX CORP                       COM              984121103    3,745    276,000  SH          SOLE        NONE    276,000
YAHOO INC                        COM              984332106    6,100    165,000  SH          SOLE        NONE    165,000

03105.0001 #615168